UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Callahan Advisors, LLC

Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027


Form 13F File Number: 028-12463


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas P. Callahan
Title:  Chairman
Phone:  (713)572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan             Houston, Texas                     8/9/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total:  $      120,022
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Abbott Laboratories                     COM            002824100     2041    43640 SH       SOLE                 40490      0    0
Ace Limited                             COM            G0070K103      517    10045 SH       SOLE                  9695      0    0
Adobe Systems Inc                       COM            00724F101      486    18380 SH       SOLE                 17555      0    0
American Electric Techs                 COM            025576109       30    15050 SH       SOLE                  8050      0    0
Apache Corp                             COM            037411105     1273    15118 SH       SOLE                 13648      0    0
Anadarko Petroleum Corp                 COM            032511107      296     8206 SH       SOLE                  7776      0    0
Apollo Group Inc Cl A                   COM            037604105      234     5500 SH       SOLE                  5500      0    0
Avon Products Inc                       COM            054303102     1588    59929 SH       SOLE                 58079      0    0
American Express Company                COM            025816109     2149    54123 SH       SOLE                 51748      0    0
Bank Of America Corp                    COM            060505104      283    19661 SH       SOLE                 19036      0    0
Brookfield Asset Mgmt                   COM            112585104      698    30840 SH       SOLE                 29290      0    0
Baxter International Inc                COM            071813109     1267    31169 SH       SOLE                 29444      0    0
Bard C R Incorporated                   COM            067383109     1409    18168 SH       SOLE                 17383      0    0
Bunge Limited                           COM            G16962105      819    16646 SH       SOLE                 15746      0    0
Bhp Billiton Ltd Adr                    COM            088606108     1969    31766 SH       SOLE                 30216      0    0
Bank Of Nova Scotia                     COM            064149107     1857    40360 SH       SOLE                 38360      0    0
Berkshire Hathaway Cl B                 COM            084670702     3853    48350 SH       SOLE                 46625      0    0
Peabody Energy Corp                     COM            704549104     1828    46706 SH       SOLE                 43906      0    0
Caterpillar Inc                         COM            149123101     2210    36788 SH       SOLE                 35113      0    0
Cullen Frost Bankers                    COM            229899109     1081    21032 SH       SOLE                 20432      0    0
Chesapeake Energy Corp                  COM            165167107      203     9696 SH       SOLE                  9696      0    0
C H Robinson Worldwd New                COM            12541W209      510     9162 SH       SOLE                  8412      0    0
Core Laboratories N V                   COM            N22717107      453     3070 SH       SOLE                  2795      0    0
Clorox Company                          COM            189054109      373     6000 SH       SOLE                  6000      0    0
Compass Minerals Intl                   COM            20451N101      492     7000 SH       SOLE                  7000      0    0
Canadian Natl Ry Co                     COM            136375102     1255    21870 SH       SOLE                 21770      0    0
Cisco Systems Inc                       COM            17275R102     1853    86954 SH       SOLE                 82663      0    0
C V S Caremark Corp                     COM            126650100     1335    45538 SH       SOLE                 42888      0    0
Chevron Corp                            COM            166764100     1033    15221 SH       SOLE                 15071      0    0
Dominion Res Inc Va New                 COM            25746U109     1927    49740 SH       SOLE                 47540      0    0
Du Pont E I De Nemour&Co                COM            263534109     1190    34411 SH       SOLE                 33711      0    0
Diageo Plc New Adr                      COM            25243Q205     1791    28541 SH       SOLE                 27961      0    0
Discover Financial Svcs                 COM            254709108      979    70000 SH       SOLE                 70000      0    0
Danaher Corp Del                        COM            235851102      244     6570 SH       SOLE                  5970      0    0
Disney Walt Hldg Co                     COM            254687106     1565    49676 SH       SOLE                 47701      0    0
Ebay Inc                                COM            278642103      295    15020 SH       SOLE                 14045      0    0
Emerson Electric Co                     COM            291011104     2053    46996 SH       SOLE                 45146      0    0
Express Scripts Inc                     COM            302182100     2238    47596 SH       SOLE                 45326      0    0
Corp Executive Board Co                 COM            21988R102      381    14500 SH       SOLE                 14500      0    0
Fiserv Inc                              COM            337738108      971    21265 SH       SOLE                 20085      0    0
General Electric Company                COM            369604103     1924   133448 SH       SOLE                127529      0    0
Genzyme Corp Genl                       COM            372917104      541    10654 SH       SOLE                  9954      0    0
Graco Incorporated                      COM            384109104      276     9800 SH       SOLE                  9800      0    0
Gilead Sciences Inc                     COM            375558103      685    19995 SH       SOLE                 19045      0    0
General Mills Inc                       COM            370334104     2267    63818 SH       SOLE                 60868      0    0
Harris Corporation                      COM            413875105      896    21502 SH       SOLE                 20704      0    0
Intl Business Machines                  COM            459200101     2452    19860 SH       SOLE                 18735      0    0
Intel Corp                              COM            458140100     2401   123430 SH       SOLE                115000      0    0
Johnson & Johnson                       COM            478160104     3181    53864 SH       SOLE                 51261      0    0
J. P. Morgan Chase & Co.                COM            46625H100     1965    53685 SH       SOLE                 50710      0    0
Kinder Morgan Mgmt Llc                  COM            49455U100     3277    57911 SH       SOLE                 54945      0    0
Coca Cola Company                       COM            191216100      955    19047 SH       SOLE                 18258      0    0
Lowes Companies Inc                     COM            548661107      817    39995 SH       SOLE                 37295      0    0
Mc Donalds Corp                         COM            580135101     2970    45084 SH       SOLE                 42726      0    0
Monsanto Co New Del                     COM            61166W101      757    16370 SH       SOLE                 15470      0    0
Microsoft Corp                          COM            594918104     2052    89178 SH       SOLE                 84914      0    0
NextEra Energy, Inc                     COM            65339F101     1565    32088 SH       SOLE                 30438      0    0
Nike Inc Class B                        COM            654106103     1911    28294 SH       SOLE                 27294      0    0
Northern TRUST Corp                     COM            665859104      658    14080 SH       SOLE                 13030      0    0
Oracle Corporation                      COM            68389X105     1753    81686 SH       SOLE                 77619      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Paychex Inc                             COM            704326107     1996    76855 SH       SOLE                 74530      0    0
Pepsico Incorporated                    COM            713448108     2349    38545 SH       SOLE                 37255      0    0
Petsmart Inc                            COM            716768106      819    27158 SH       SOLE                 25229      0    0
Pfizer Incorporated                     COM            717081103     1818   127507 SH       SOLE                122199      0    0
Procter & Gamble Co                     COM            742718109     3089    51499 SH       SOLE                 49613      0    0
Philip Morris Intl Inc                  COM            718172109      358     7815 SH       SOLE                  7561      0    0
Scana Corporation New                   COM            80589M102     1976    55257 SH       SOLE                 53157      0    0
Ishares 1-12 mo. T-Bond                 ETF            464288679     1313    11914 SH       SOLE                 11914      0    0
Ishares 1-3 yr T-Bond                   ETF            464287457     8204    97529 SH       SOLE                 94369      0    0
Synovus Financial Corp                  COM            87161C105       39    15200 SH       SOLE                 15200      0    0
Sonde Resources Corp                    COM            835426107       46    15000 SH       SOLE                 15000      0    0
Stericycle Inc                          COM            858912108      518     7900 SH       SOLE                  6795      0    0
Sysco Corporation                       COM            871829107      910    31839 SH       SOLE                 29827      0    0
A T & T Corp                            COM            00206R102     2143    88583 SH       SOLE                 84893      0    0
Target Corporation                      COM            87612E106      512    10404 SH       SOLE                  9891      0    0
Ishares Tr Barclays TIPs TIPs Bond Fund ETF            464287176     3328    31133 SH       SOLE                 29504      0    0
Telus Corp Non Vtg                      COM            87971M202     1060    29295 SH       SOLE                 27345      0    0
Union Pacific Corp                      COM            907818108     1105    15895 SH       SOLE                 14795      0    0
U S Bancorp Del New                     COM            902973304      559    25000 SH       SOLE                 25000      0    0
Wal-Mart Stores Inc                     COM            931142103     2080    43280 SH       SOLE                 41100      0    0
Weingarten Rlty Invs Sbi                COM            948741103     1076    56478 SH       SOLE                 53028      0    0
Weight Watchers Intl Inc                COM            948626106      360    14000 SH       SOLE                 14000      0    0
Western Union Company                   COM            959802109      537    36000 SH       SOLE                 36000      0    0
Exxon Mobil Corporation                 COM            30231G102     3093    54197 SH       SOLE                 48990      0    0
Xerox Corp                              COM            984121103      406    50450 SH       SOLE                 47950      0    0


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